Impaired Loans (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2012 Gross Loans USD ($)	Mar. 31, 2012 Gross Loans INR	Mar. 31, 2011 Gross Loans INR	Mar. 31, 2012 Gross Loans NBFC/Financial Intermediaries USD ($)	Mar. 31, 2012 Gross Loans NBFC/Financial Intermediaries INR	Mar. 31, 2011 Gross Loans NBFC/Financial Intermediaries INR	Mar. 31, 2012 Gross Loans Textiles and Garments USD ($)	Mar. 31, 2012 Gross Loans Textiles and Garments INR	Mar. 31, 2011 Gross Loans Textiles and Garments INR	Mar. 31, 2012 Gross Loans Wholesale/Retail Trade USD ($)	Mar. 31, 2012 Gross Loans Wholesale/Retail Trade INR	Mar. 31, 2011 Gross Loans Wholesale/Retail Trade INR	Mar. 31, 2012 Gross Loans Others (none greater than 5% of impaired loans) USD ($)	Mar. 31, 2012 Gross Loans Others (none greater than 5% of impaired loans) INR	Mar. 31, 2011 Gross Loans Others (none greater than 5% of impaired loans) INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	$ 374.0	19,034.9	20,662.4	$ 374.0	19,034.9	20,662.4	$ 35.0	1,782.7	2,147.1	$ 28.1	1,430.5	1,410.0	$ 17.8	907.5	2,616.6	$ 293.1	14,914.2	14,488.7